PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid license fees and usage fee	$ 2,341	$ 4,476
Prepaid income tax	3,278	3,390
Proceeds receivable from the employees' exercise and sales of equity awards	11,129	1,515
Advance to supplier	501	500
Deposit for share repurchase program		483
Prepayment to customs		365
Rental deposits	242	198
Interest receivable		81
Others	381	294
Prepaid expenses and other current assets	$ 17,872	$ 11,302